Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Current Liabilities
The breakdown of "Payables and other current liabilities" of the Telefónica Group at December 31, 2023 and December 31, 2022 and the opening balance as of January 1, 2023 after the impacts of first application of IFRS 17 (see Note 3) is as follows:

Millions of euros	12/31/2023	12/31/2022	First application of IFRS 17 impact	01/01/2023
Payables	12,138	12,018	(197)	11,821
Trade payables	7,693	7,545	(197)	7,348
Payables to suppliers of property, plant and equipment	2,763	2,841	—	2,841
Debt for spectrum acquisition	218	248	—	248
Other payables	1,176	1,088	—	1,088
Dividends pending payment	166	203	—	203
Payables to associates and joint ventures (Note 10)	122	93	—	93
Other current liabilities	1,819	1,491	198	1,689
Contract liabilities (Note 23)	1,035	1,038	—	1,038
Deferred revenue	98	102	—	102
Advances received	465	350	—	350
Short-term insurance and reinsurance contracts liabilities	197	—	198	198
Short-term insurance and reinsurance contracts liabilities and other liabilities to associates and joint ventures (Note 10)	24	1	—	1
Total	13,957	13,509	1	13,510

Schedule Of Current Portion Of Long Term Debt
"Current debt for spectrum acquisition" as of December 31, 2023 and December 31, 2022, is detailed below:

Millions of euros	12/31/2023	12/31/2022
Telefónica Germany	107	107
Telefónica Colombia	10	17
Telefónica Brazil	66	117
Telefónica Spain	7	7
Telefónica Ecuador	16	—
Telefónica Uruguay	12	—
Total	218	248

Schedule of Current Other Payables
The composition of current "Other payables" at December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Accrued employee benefits	621	608
Other non-financial non-trade payables	555	480
Total	1,176	1,088

Schedule of Average Payment Period to Suppliers
In accordance with the aforementioned Law 15/2010, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2023	2022
Number of days
Weighted average maturity period	51	53
Ratio of payments	53	55
Ratio of outstanding invoices	39	42
Millions of euros
Total payments	7,897	8,362
Outstanding invoices	1,211	1,251

Schedule of Changes in Provision Law 18/2022
On October 19, 2022, Law 18/2022, of September 28, on the creation and growth of companies, came into force, which modifies the third additional provision of Law 15/2010. The new standard establishes the obligation to publish in annual accounts, in addition to the information already required, the monetary volume and number of invoices paid in a period less than the maximum established in the late payment regulations, and the percentage they represent of the total number of invoices and on the total monetary payments to its suppliers. This information for the 2023 and 2022 financial years is shown below:

	2023	2022
Monetary volume of invoices paid in a period less than the maximum established in the regulations (millions of euros)	4,558	4,899
Percentage of total payments	58%	59%
Number of invoices paid in a period less than the maximum established in the regulations	141,862	157,523
Percentage of the total number of invoices paid	51%	54%